Details of Significant Accounts - Summary of Other Non Current Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Financial Assets [Line Items]
Other non-current assets	$ 126,429	$ 4,502	$ 119,192
Refundable Deposits
Disclosure Of Financial Assets [Line Items]
Other non-current assets	25,711	916	24,351
Prepaid Expense for Medical Research-non-current
Disclosure Of Financial Assets [Line Items]
Other non-current assets	20,000	712	20,000
Prepayments for Equipment
Disclosure Of Financial Assets [Line Items]
Other non-current assets	$ 80,718	$ 2,874	$ 74,841